Richard J. Coyle Partner	Chapman and Cutler LLP 320 South Canal Street Chicago, Illinois 60606 T 312.845.3724 rcoyle@chapman.com

May 19, 2025

U.S. Securities and Exchange Commission

Division of Investment Management

100 F Street, N.E.

Washington, D.C. 20549

Re:	Roundhill ETF Trust
(Registration Nos. 333-273052; 811-23887)

Ladies and Gentlemen:

On behalf of Roundhill ETF Trust (the “Registrant”), in accordance with the provisions of Rule 497(j) of Regulation C under the Securities Act of 1933 (the “Securities Act”), this letter serves to certify that the recent amendment to the Registration Statement on Form N-1A (the “Registration Statement”) for the Registrant for Roundhill ABNB WeeklyPay™ ETF, Roundhill ARM WeeklyPay™ ETF, Roundhill ASML WeeklyPay™ ETF, Roundhill AVGO WeeklyPay™ ETF, Roundhill BABA WeeklyPay™ ETF, Roundhill BRKB WeeklyPay™ ETF, Roundhill COST WeeklyPay™ ETF, Roundhill CRWD WeeklyPay™ ETF, Roundhill DKNG WeeklyPay™ ETF, Roundhill HOOD WeeklyPay™ ETF, Roundhill LMT WeeklyPay™ ETF, Roundhill MSTR WeeklyPay™ ETF, Roundhill NFLX WeeklyPay™ ETF, Roundhill RDDT WeeklyPay™ ETF, Roundhill SHOP WeeklyPay™ ETF, Roundhill SPOT WeeklyPay™ ETF, Roundhill TSM WeeklyPay™ ETF, Roundhill UBER WeeklyPay™ ETF and Roundhill XOM WeeklyPay ETF, a series of the Registrant, does not differ from that which would have been filed pursuant to Rule 497(c) of the Securities Act.  Post-Effective Amendment No. 156 was filed electronically with the Securities and Exchange Commission on May 15, 2025.

If we may cooperate with you in any way in the processing of this registration statement, please telephone the undersigned at (312) 845-3724.

Very truly yours,

Chapman and Cutler llp

By:	/s/ Richard Coyle
Richard Coyle

Enclosures